DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of derivative liabilities

	March 31, 2026
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	67,986,059	$2,754,852
Warrant derivatives	2,022,222	225,286
Total	70,008,281	$2,980,138

	December 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	31,204,555	$1,060,899
Warrant derivatives	277,778	11,045
Total	31,482,333	$1,071,944

	December 31, 2025
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	31,204,555	$1,060,899
Warrant derivatives	277,778	11,045
Total	31,482,333	$1,071,944

	December 31, 2024
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	3,543,165	$387,238
Total	3,543,165	$387,238

Schedule of changes in gain loss fair values of the derivative financial instruments

	For the Three Months Ended
	March 31, 2026	March 31, 2025
Embedded derivatives	$(344,400)	$(202,710)
Loss on issuance of warrants derivatives	(14,194)	—
Loss on issuance of derivatives	(1,086,158)	(17,676)
Total gain (loss)	$(1,452,167)	$(220,386)

	For the Years Ended
	December 31, 2025	December 31, 2024
Embedded derivatives	$(204,186)	$161,122
Warrant derivatives	24,934	—
Loss on issuance of derivative	(2,068,536)	(191,162)
Total gain (loss)	$(2,247,788)	$(30,040)

Schedule of embedded derivatives

	Inception Date January 10, 2026 Note	Inception Date January 25, 2026 Note	Inception Date February 13, 2026 Note	Inception Date March 17, 2026
Quoted market price on valuation date	$0.038	$0.0150	$0.00411	$0.09
Effective contractual conversion rates	$0.014	$0.007	$0.0102	$0.003
Contractual term to maturity	0.16 Year	0.038 Years	0.077 Years	0.62 Year
Market volatility:
Volatility	376.29%	327.88%	513.89%	357.17%
Risk-adjusted interest rate	3.65%	3.77%	3.71%	3.69%

	Inception Date March 20, 2026 Note	Inception Date March 30, 2026 Note	Period ended March 31, 2026
Quoted market price on valuation date	$0.1113	$0.0839	$0.075
Effective contractual conversion rates	$0.010	$0.054	$0.0018-0.05376
Contractual term to maturity	0.61 Year	0.59 Years	0.04-1.72 Years
Market volatility:
Volatility	360.77%	369.88%	253.50-492.25%
Risk-adjusted interest rate	3.79%	3.73%	3.68-3.76%

	Inception Date January 3, 2025 Note	Inception Date June 10, 2025 Note	Inception Date September 22, 2025 Note	Inception Date November 11, 2025 Note
Quoted market price on valuation date	$0.2400	$0.4625	$0.1680	$0.1400
Effective contractual conversion rates	$0.1495	$0.2665	$0.0960	$0.0840
Contractual term to maturity	0.87 Years	0.87 Years	0.85 Years	1.00 Year

Market volatility:
Volatility	116.47%-291.91%	148.93%-297.07%	139.46%-196.42%	108.20%-175.98%
Risk-adjusted interest rate	12%	12%	12%	12%

	Inception Date November 19, 2025 Note	Period Ended December 18, 2025	Period Ended December 26, 2025	Period Ended December 31, 2025
Quoted market price on valuation date	$0.1300	$0.0560	$0.0480	$0.0400
Effective contractual conversion rates	$0.0860	$0.0050	$0.0310	$ 0.005-0.0339
Contractual term to maturity	0.75 Years	2.00 Years	0.84 Years	0.29-1.96 Years

Market volatility:
Volatility	181.77%-321.83%	182.95%-307.62%	202.62%-346.00%	189.30%-380.88%
Risk-adjusted interest rate	12%	8%	12%	8%-12%

Schedule of fair value assumptions

	Period Ended March 31, 2026	Year Ended December 31, 2025
Balances at beginning of period	$1,071,944	$387,238
Issuances:
Embedded derivatives	1,378,124	2,259,520
Warrant derivatives	192,634	35,979
Gain on extinguishment of derivative liability	(28,573)	(1,431,541)
Changes in fair value inputs and assumptions reflected in income	366,009	(179,252)
Balances at end of period	$2,980,138	$1,071,944

	As of December 31, 2025	As of December 31, 2024
Balances at beginning of year	$387,238	$217,177
Issuances:
Embedded derivatives	2,259,520	595,722
Warrant derivatives	35,979	—
Gain on extinguishment	(1,431,541)	(264,539)
Changes in fair value inputs and assumptions reflected in income	(179,252)	(161,122)
Balances at end of year	$1,071,944	$387,238